Supplement Dated January 27, 2021

to the

Prospectuses dated December 1, 2020 for

Schwab Genesis Advisory NY Variable Annuity and

Schwab Genesis Variable Annuity NY

Issued by

Protective Life and Annuity Insurance Company

PLAIC Variable Annuity Account S

This Supplement amends certain information in your variable annuity contract (“Contract”) prospectus (the “Prospectus”). Except as modified in this Supplement, all other terms of the Prospectus remain unchanged. Please read this Supplement carefully and keep it with your Prospectus for future reference.

In the “Summary” section under the subsection titled “Is there a death benefit?”, the maximum issue age for the Return of Purchase Payments Death Benefit has changed from 76 to 85.

The new sentence reads, “You may select the Return of Purchase Payments Death Benefit for an additional fee, but only if the oldest Owner is younger than age 86 on the Issue Date of the Contract.”

If you have any questions regarding this Prospectus Supplement, please contact us toll free at 1-800-456-6330. Please keep this Prospectus Supplement for future reference.